Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule Of Maturities Of Time Deposits

2014	$72,679
2015	53,099
2016	35,541
2017	18,409
2018	15,786
Thereafter	6,588

Total	$202,102